Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Management services revenue and bareboat revenues from our related parties for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Management Services Revenue - Perfomex	5.0	10.9	2.6
Management Services Revenue - Perfomex II	3.0	7.5	0.2
Management Services Revenue - Opex	—	1.1	1.3
Bareboat Revenue - Perfomex	22.2	17.5	2.4
Bareboat Revenue - Perfomex II	9.3	5.3	—
Total	39.5	42.3	6.5

Funding provided to our joint ventures for the years ended December 31, 2021 and 2020 consisted of the following(1):

	As of December 31,
(In $ millions)	2021	2020
Perfomex	9.8	10.8
Perfomex II	—	9.4
Opex	—	3.6
Akal	—	1.7
Total	9.8	25.5

(1) Funding provided to our joint ventures is included in "Equity method investments" in the Consolidated Balance Sheets (see Note 7 - Equity Method Investments).

Receivables: The balances with the joint ventures as of December 31, 2021 and 2020 consisted of the following:

	As of December 31,
(In $ millions)	2021	2020
Perfomex	40.8	25.9
Perfomex II	7.8	7.1
Opex	—	1.9
Total	48.6	34.9
Expenses: The transactions with other related parties for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Magni Partners Limited (1)	0.9	1.0	1.0
Schlumberger Limited (2)	—	6.9	14.6
Total	0.9	7.9	15.6

(1) Magni Partners Limited ("Magni") is a party to a Corporate Services Agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni.

(2) Schlumberger Limited ("Schlumberger") is one of our larger shareholders, holding 5.5% as at December 31, 2021. Until his appointment as our Chief Executive Officer, Patrick Schorn, formerly Executive Vice President ("EVP") of Wells at Schlumberger Limited, was a Director on our Board. Following Mr Schorn's departure as EVP of Wells from Schlumberger on August 31, 2020, Schlumberger ceased to be a related party. The table above includes the expenses incurred for the years ended December 31, 2020 and 2019, as during this period Schlumberger was considered a related party.